Note 5 – Patent Costs	9 Months Ended	24 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Cardio Diagnostics Member During Reverse Merger [Member]
Note 5 – Patent Costs

Note 5 – Patent Costs

As of June 30, 2022, the Company has three pending patent applications. The initial patent applications consist of a US patent and international patents filed in six countries. The EU patent was granted on March 31, 2021. Legal fees associated with the patents totaled $314,775 and $245,154 as of September 30, 2022 and December 31, 2021, respectively and are presented in the balance sheet as patent costs.

Cardio Diagnostics [Member]
Note 5 – Patent Costs

Note 5 – Patent Costs

As of December 31, 2020, the Company has three pending patent applications. The initial patent applications consist of a US patent and international patents filed in six countries. The EU patent was granted on March 31, 2021. Legal fees associated with the patents totaled $245,154 and $131,125 as of December 31, 2021 and 2020, respectively and are presented in the balance sheet as patent costs.